LEGAL SETTLEMENTS	9 Months Ended
Sep. 30, 2015
Legal [Abstract]
Legal [Textblock]

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Legal settlements and loss contingencies for the nine months ended September 30, 2015 amounted to an expense of $531 million, compared to income of $67 million for the nine months ended September 30, 2014. The expenses in 2015 were related to $680 million in additional reserves related to the settlement of the modafinil antitrust litigation, partially offset by insurance proceeds relating to the settlement of the pantoprazole patent litigation.